Accounting policy developments	12 Months Ended
Dec. 31, 2023
Accounting policy developments
Accounting policy developments	Accounting policy developments
Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period
In February 2021, the International Accounting Standards Board issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The amendments were effective for annual periods beginning on or after January 1, 2023. The amendments require the disclosure of material accounting policy information rather than disclosing significant accounting policies, and clarify how to distinguish changes in accounting policies from changes in accounting estimates. Our financial disclosure was not materially affected by the application of the amendments.
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments were effective for annual periods beginning on or after January 1, 2023. With a view to reducing diversity in reporting, the amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Our financial performance or disclosure was not materially affected by the application of the amendments.
In May 2023, the International Accounting Standards Board issued International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12), which amended IAS 12, Income Taxes. The amendments provide, and we use the, temporary relief from accounting for deferred income taxes arising from the Organisation for Economic Co-operation and Development's (OECD) Pillar Two model rules (such rules ensuring that large multinational corporations would be subject to a minimum 15% income tax rate in every jurisdiction in which they operate). As different jurisdictions are expected to implement the OECD rules at different speeds and at different points in time, the amendments are intended to help ensure consistency within, and comparability across, financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. We have assessed the impacts of the amended standard, and our financial disclosure was not materially affected by the application of the amendments.